Transamerica International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 1.7%
Northern Star Resources, Ltd.	2,999,411	$ 29,026,090

Austria - 1.6%
Erste Group Bank AG (A)	904,143	27,611,775

China - 8.2%
Airtac International Group	845,600	30,085,725
Alibaba Group Holding, Ltd., ADR (A)	99,864	25,348,479
ANTA Sports Products, Ltd.	1,301,900	21,440,386
Ping An Insurance Group Co. of China, Ltd., H Shares	2,116,800	24,931,204
Tencent Holdings, Ltd.	456,700	40,693,465

		142,499,259

Finland - 2.3%
Neste OYJ	568,560	40,049,691

France - 6.3%
Sanofi	438,902	41,277,965
TOTAL SE	688,746	29,029,524
Vinci SA	427,782	39,667,431

		109,974,920

Germany - 4.3%
Bayerische Motoren Werke AG	310,125	26,257,926
Henkel AG & Co. KGaA	177,087	16,558,523
Knorr-Bremse AG	237,777	31,504,344

		74,320,793

Ireland - 3.8%
Kingspan Group PLC (A)	238,928	16,237,254
Smurfit Kappa Group PLC	1,036,706	49,921,173

		66,158,427

Israel - 2.0%
Nice, Ltd., ADR (A) (B)	130,682	34,144,593

Italy - 2.7%
Enel SpA	4,827,309	47,877,188

Japan - 25.4%
Asahi Group Holdings, Ltd.	1,168,600	47,179,080
Haseko Corp.	1,799,500	21,211,058
Koito Manufacturing Co., Ltd.	519,500	33,517,894
Lasertec Corp.	243,100	32,562,733
Nidec Corp.	369,200	49,132,475
Nitori Holdings Co., Ltd.	172,100	34,155,478
Open House Co., Ltd.	747,800	30,101,213
Pan Pacific International Holdings Corp.	1,329,600	29,857,245
SoftBank Group Corp.	464,300	35,970,708
Sushiro Global Holdings, Ltd.	965,300	33,021,461
Taiyo Yuden Co., Ltd.	394,900	23,165,155
Takeda Pharmaceutical Co., Ltd.	615,142	21,634,301
Tokyo Electron, Ltd.	136,800	52,018,592

		443,527,393

Luxembourg - 1.7%
Aroundtown SA	4,249,553	29,501,576

Netherlands - 2.0%
Euronext NV (C)	328,366	35,363,951

	Shares	Value
COMMON STOCKS (continued)
Norway - 4.8%
DnB ASA (A)	2,797,192	$ 54,457,018
Equinor ASA	1,634,550	29,293,075

		83,750,093

Republic of Korea - 2.9%
Samsung Electronics Co., Ltd.	702,261	51,340,171

Spain - 2.2%
Iberdrola SA	2,828,224	38,291,841
Iberdrola SA (A) (D)	40,403	547,026

		38,838,867

Sweden - 2.2%
Epiroc AB, Class A	730,069	13,987,309
Epiroc AB, Class B	1,389,051	23,842,058

		37,829,367

Switzerland - 7.3%
Lonza Group AG	71,460	45,641,465
Roche Holding AG	142,558	49,198,444
Swiss Life Holding AG	70,623	32,200,912

		127,040,821

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	405,161	49,235,165

United Kingdom - 13.0%
Ashtead Group PLC	977,631	49,064,224
Beazley PLC	3,954,856	16,833,022
British American Tobacco PLC	833,595	30,291,059
GlaxoSmithKline PLC	1,013,973	18,830,792
Legal & General Group PLC	9,884,440	32,874,278
Rio Tinto PLC, ADR (B)	721,549	55,140,775
Smith & Nephew PLC	1,079,003	22,717,096

		225,751,246

Total Common Stocks (Cost $1,327,870,474)		1,693,841,386

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (E)	15,824,070	15,824,070

Total Other Investment Company (Cost $15,824,070)		15,824,070

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.00% (E), dated 01/29/2021, to be repurchased at $20,901,218 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $21,319,271.	$ 20,901,218	20,901,218

Total Repurchase Agreement (Cost $20,901,218)		20,901,218

Total Investments (Cost $1,364,595,762)		1,730,566,674
Net Other Assets (Liabilities) - 0.7%		12,430,649

Net Assets - 100.0%		$ 1,742,997,323

Transamerica Funds	Page 1

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	7.7%	$133,816,490
Pharmaceuticals	7.6	130,941,502
Insurance	6.2	106,839,416
Machinery	5.8	99,419,436
Oil, Gas & Consumable Fuels	5.7	98,372,290
Electric Utilities	5.0	86,716,055
Metals & Mining	4.9	84,166,865
Banks	4.7	82,068,793
Technology Hardware, Storage & Peripherals	3.0	51,340,171
Household Durables	3.0	51,312,271
Containers & Packaging	2.9	49,921,173
Electrical Equipment	2.8	49,132,475
Trading Companies & Distributors	2.8	49,064,224
Beverages	2.7	47,179,080
Life Sciences Tools & Services	2.6	45,641,465
Interactive Media & Services	2.4	40,693,465
Construction & Engineering	2.3	39,667,431
Wireless Telecommunication Services	2.1	35,970,708
Capital Markets	2.0	35,363,951
Specialty Retail	2.0	34,155,478
Software	2.0	34,144,593
Auto Components	1.9	33,517,894
Hotels, Restaurants & Leisure	1.9	33,021,461
Tobacco	1.8	30,291,059
Multiline Retail	1.7	29,857,245
Real Estate Management & Development	1.7	29,501,576
Automobiles	1.5	26,257,926
Internet & Direct Marketing Retail	1.5	25,348,479
Electronic Equipment, Instruments & Components	1.3	23,165,155
Health Care Equipment & Supplies	1.3	22,717,096
Textiles, Apparel & Luxury Goods	1.2	21,440,386
Household Products	1.0	16,558,523
Building Products	0.9	16,237,254

Investments	97.9	1,693,841,386
Short-Term Investments	2.1	36,725,288

Total Investments	100.0%	$1,730,566,674

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$163,869,012	$1,529,972,374	$—	$1,693,841,386
Other Investment Company	15,824,070	—	—	15,824,070
Repurchase Agreement	—	20,901,218	—	20,901,218

Total Investments	$179,693,082	$1,550,873,592	$—	$1,730,566,674

Transamerica Funds	Page 2

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $33,027,263, collateralized by cash collateral of $15,824,070 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,894,256. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of the 144A security is $35,363,951, representing 2.0% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the value of the security is $547,026, representing less than 0.1% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at January 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica International Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4